REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2026
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE RECOGNITION

NOTE 4:- REVENUE RECOGNITION

During the nine months ended September 30, 2026 and 2025, the Company recognized revenue at a point in time for LiDAR sensors and critical components, after transferring the control of the goods to the customer of $10,876 and $4,384, respectively.

During the nine months ended September 30, 2026 and 2025, the Company recognized revenue at a point in time for application engineering services, after receiving customer acceptance of $25,638 and $29,882, respectively.

In June 2025 the Company entered into a contract with a customer for the sale of machinery (including subsequent adjustments to the machinery) for $10,000. During the nine months ended September 30, 2025, the Company recognized revenue at a point in time from the sale of machinery, after transferring the control of the machinery to the customer of $7,156. In addition, during the nine months ended September 30, 2026 and 2025, the Company recognized revenue over time from the subsequent adjustments to the machinery of $801 and $993, respectively.

Deferred Revenues

During the nine months ended September 30, 2026, the Company recognized $853 that was included in deferred revenues balance at December 31, 2025.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised mainly of application engineering services revenues not yet rendered. As of September 30, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations was $17,905 (out of which $648 is recorded as deferred revenues). The Company expects to recognize the majority of them as revenues within the next 12 months.